Dividends	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Dividends
30.	DIVIDENDS

At the annual general meeting held on May 12, 2016, the shareholders of the Company approved the payment of a final dividend of RMB0.17 per ordinary share for the year ended December 31, 2015, totaling approximately RMB4,071 million which has been reflected as a reduction of retained profits for the year ended December 31, 2016. Among the dividend payable of approximately RMB920 million was due to Unicom BVI as of December 31, 2016.

At a meeting held on March 15, 2017, the Board of the Directors of the Company resolved not to pay a final dividend for the year ended December 31, 2016.

At a meeting held on March 15, 2018, the Board of Directors of the Company proposed the payment of a final dividend of RMB0.052 per ordinary share to the shareholders for the year ended December 31, 2017 totaling approximately RMB1,591 million. This proposed dividend has not been reflected as a dividend payable in the financial statements as of December 31, 2017, but will be reflected in the financial statements for the year ending December 31, 2018.

	2017	2016
Proposed final dividend:
RMB0.052 (2016: Nil) per ordinary share by the Company	1,591	—

Pursuant to the PRC enterprise income tax law, a 10% withholding income tax is levied on dividends declared on or after January 1, 2008 by foreign investment enterprises to their foreign enterprise shareholders unless the enterprise investor is deemed as a PRC Tax Resident Enterprise (“TRE”). On November 11, 2010, the Company obtained an approval from the SAT of the PRC, pursuant to which the Company qualifies as a PRC TRE from January 1, 2008. Therefore, as of December 31, 2016 and 2017, the Company’s subsidiaries in the PRC did not accrue for withholding tax on dividends distributed to the Company and there has been no deferred tax liability accrued in the Group’s consolidated financial statements for the undistributed profits of the Company’s subsidiaries in the PRC.

For the Company’s non-PRC TRE enterprise shareholders (including HKSCC Nominees Limited), the Company would distribute dividends after deducting the amount of enterprise income tax payable by these non-PRC TRE enterprise shareholders thereon and reclassify the related dividend payable to withholding tax payable upon the declaration of such dividends. The requirement to withhold tax does not apply to the Company’s shareholders appearing as individuals in its share register.